Schedule of Investments (unaudited) September 30, 2021	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Ansell Ltd.	397,366	$9,654,946

Canada — 4.5%
TELUS Corp.	1,412,703	31,051,359

China — 4.3%
China Feihe Ltd.(a)	10,214,000	17,215,987
Didi Global, Inc., (Acquired 07/08/21, Cost: $1,053,166)(b)	153,600	1,167,295
Enn Energy Holdings Ltd.	675,100	11,134,742

		29,518,024

Denmark — 4.5%
Novo Nordisk A/S, Class B	320,213	30,865,170

France — 17.3%
Air Liquide SA	61,686	9,879,634
EssilorLuxottica SA	126,614	24,195,057
Kering SA	17,289	12,279,694
LVMH Moet Hennessy Louis Vuitton SE	23,187	16,608,004
Sanofi	349,603	33,654,184
Schneider Electric SE	134,297	22,367,685

		118,984,258

India — 3.2%
HDFC Bank Ltd.	994,804	21,267,168
Jasper Infotech Private Ltd., Series I, (Acquired 05/07/14, Cost: $3,948,600)(b)(c)	5,300	889,499

		22,156,667

Mexico — 2.3%
Wal-Mart de Mexico SAB de CV	4,546,021	15,445,217

Portugal — 3.3%
EDP - Energias de Portugal SA	4,324,584	22,717,545

Singapore — 4.4%
DBS Group Holdings Ltd.	633,200	14,030,832
United Overseas Bank Ltd.	849,800	16,076,160

		30,106,992

Spain — 5.3%
Amadeus IT Group SA(d)	315,811	20,771,449
Bankinter SA	2,641,739	15,457,180

		36,228,629

Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,573,000	32,532,917

United Kingdom — 34.4%
AstraZeneca PLC	250,844	30,231,150
BAE Systems PLC	2,488,792	18,850,246
Diageo PLC	608,723	29,471,329
Ferguson PLC	223,513	31,028,487

Security	Shares	Value

United Kingdom (continued)
Prudential PLC	1,436,549	$27,876,822
Reckitt Benckiser Group PLC	314,527	24,709,299
RELX PLC	1,164,200	33,700,761
Taylor Wimpey PLC	5,973,320	12,458,554
Unilever PLC	507,622	27,481,806

		235,808,454

United States — 9.4%
Baker Hughes Co.(e)	666,626	16,485,661
Estee Lauder Cos., Inc., Class A(e)(f)	44,370	13,307,894
Jackson Financial, Inc.(d)	38,038	988,988
Otis Worldwide Corp.(e)(f)	185,714	15,280,548
Visa, Inc., Class A(e)(f)	81,707	18,200,234

		64,263,325

Total Long-Term Investments — 99.0% (Cost: $575,996,260)		679,333,503

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)	3,277,115	3,277,115

Total Short-Term Securities — 0.5% (Cost: $3,277,115)		3,277,115

Total Investments Before Options Written — 99.5% (Cost: $579,273,375)		682,610,618

Options Written — (0.6)% (Premiums Received: $(5,837,715))		(4,255,941)

Total Investments, Net of Options Written — 98.9% (Cost: $573,435,660)		678,354,677

Other Assets Less Liabilities — 1.1%		7,826,599

Net Assets — 100.0%		$686,181,276

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $2,056,794, representing 0.3% of its net assets as of period end, and an original cost of $5,001,766.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced International Dividend Trust (BGY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$287,381	$2,989,734	(a)	$—	$—	$—	$3,277,115	3,277,115	$669	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Visa, Inc., Class A	26	10/08/21	USD	240.00	USD	579	$(260)
Baker Hughes Co.	1,193	10/15/21	USD	24.00	USD	2,950	(152,107)
Baker Hughes Co.	613	10/15/21	USD	23.00	USD	1,516	(121,068)
Estee Lauder Cos., Inc., Class A	180	10/15/21	USD	330.00	USD	5,399	(11,250)
Estee Lauder Cos., Inc., Class A	20	10/15/21	USD	340.00	USD	600	(1,700)
Visa, Inc., Class A	32	10/15/21	USD	240.00	USD	713	(944)
Visa, Inc., Class A	164	10/22/21	USD	240.00	USD	3,653	(8,036)
Visa, Inc., Class A	79	11/05/21	USD	235.00	USD	1,760	(20,264)
Baker Hughes Co.	1,193	11/10/21	USD	24.40	USD	2,950	(162,385)
Otis Worldwide Corp.	216	11/12/21	USD	90.50	USD	1,777	(9,794)
TELUS Corp.	1,271	11/19/21	CAD	29.00	CAD	3,538	(20,069)
Visa, Inc., Class A	66	11/19/21	USD	240.00	USD	1,470	(14,685)

							$(522,562)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Reckitt Benckiser Group PLC	Morgan Stanley & Co. International PLC	78,000	10/05/21	GBP	57.60	GBP	4,547	$(105,203)
RELX PLC	Credit Suisse International	2,400	10/05/21	EUR	26.11	EUR	60	(35)
Schneider Electric SE	Morgan Stanley & Co. International PLC	60,500	10/05/21	EUR	156.33	EUR	8,706	(654)
Taylor Wimpey PLC	Goldman Sachs International	457,100	10/05/21	GBP	1.77	GBP	712	(1)
United Overseas Bank Ltd.	Goldman Sachs International	75,500	10/05/21	SGD	26.27	SGD	1,952	(1,893)
Astrazeneca PLC	Goldman Sachs International	25,000	10/07/21	GBP	88.40	GBP	2,240	(60,541)
BAE Systems PLC	UBS AG	364,000	10/07/21	GBP	5.81	GBP	2,057	(2,623)
Enn Energy Holdings Ltd.	Citibank N.A.	79,100	10/07/21	HKD	167.59	HKD	10,156	—
Ferguson PLC	Goldman Sachs International	23,600	10/07/21	GBP	103.08	GBP	2,439	(41,021)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	13,800	10/07/21	EUR	668.00	EUR	8,557	(7,228)
Prudential PLC	Goldman Sachs International	163,500	10/07/21	GBP	15.17	GBP	2,379	(42,351)
RELX PLC	UBS AG	125,000	10/07/21	EUR	26.15	EUR	3,125	(3,147)
China Feihe Ltd.	JPMorgan Chase Bank N.A.	1,464,000	10/08/21	HKD	15.63	HKD	19,237	(1,419)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	230,000	10/08/21	USD	602.31	USD	133,400	(7,806)
Taylor Wimpey PLC	Credit Suisse International	1,115,400	10/12/21	GBP	1.79	GBP	1,738	(15)
Air Liquide SA	Morgan Stanley & Co. International PLC	6,200	10/13/21	EUR	152.71	EUR	859	(59)
Otis Worldwide Corp.	UBS AG	15,500	10/13/21	USD	93.03	USD	1,275	(175)
Unilever PLC	Morgan Stanley & Co. International PLC	95,600	10/13/21	GBP	42.44	GBP	3,829	(4,120)
Bankinter SA	Credit Suisse International	384,700	10/14/21	EUR	5.09	EUR	1,950	(38,996)
Diageo PLC	Credit Suisse International	131,400	10/14/21	GBP	35.92	GBP	4,738	(100,488)
Novo Nordisk A/S, Class B	Goldman Sachs International	130,500	10/14/21	DKK	644.42	DKK	81,093	(90,858)
Reckitt Benckiser Group PLC	Goldman Sachs International	61,200	10/14/21	GBP	56.63	GBP	3,568	(164,251)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	1,015,800	10/14/21	MXN	70.72	MXN	71,238	(43,825)
Ansell Ltd.	JPMorgan Chase Bank N.A.	39,700	10/15/21	AUD	41.96	AUD	1,358	(3)
China Feihe Ltd.	Société Générale	412,000	10/15/21	HKD	15.15	HKD	5,414	(4,325)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Enn Energy Holdings Ltd.	Morgan Stanley & Co. International PLC	202,500	10/15/21	HKD	163.79	HKD	26,001	$(619)
Prudential PLC	Goldman Sachs International	169,200	10/15/21	GBP	15.20	GBP	2,462	(80,277)
RELX PLC	Morgan Stanley & Co. International PLC	107,000	10/15/21	EUR	26.38	EUR	2,675	(6,267)
TELUS Corp.	Citibank N.A.	131,000	10/15/21	CAD	28.89	CAD	3,647	(4,746)
BAE Systems PLC	UBS AG	45,600	10/19/21	GBP	5.96	GBP	258	(63)
China Feihe Ltd.	JPMorgan Chase Bank N.A.	622,000	10/19/21	HKD	15.09	HKD	8,173	(9,997)
Ferguson PLC	Goldman Sachs International	38,700	10/19/21	GBP	105.65	GBP	4,000	(46,123)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	230,000	10/19/21	USD	602.31	USD	133,400	(27,522)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs International	90,000	10/19/21	USD	618.00	USD	52,200	(10,730)
Air Liquide SA	Goldman Sachs International	13,800	10/20/21	EUR	152.52	EUR	1,912	(1,096)
PPR S.A.	Goldman Sachs International	11,000	10/20/21	EUR	707.74	EUR	6,776	(18,809)
RELX PLC	Goldman Sachs International	90,100	10/20/21	EUR	25.92	EUR	2,253	(16,449)
Unilever PLC	UBS AG	54,600	10/20/21	GBP	40.12	GBP	2,187	(55,311)
BAE Systems PLC	Goldman Sachs International	355,400	10/26/21	GBP	5.66	GBP	2,009	(18,524)
Dbs Group Holdings Ltd.	JPMorgan Chase Bank N.A.	246,000	10/26/21	SGD	30.72	SGD	7,459	(61,730)
Dbs Group Holdings Ltd.	JPMorgan Chase Bank N.A.	39,000	10/26/21	SGD	30.66	SGD	1,182	(10,395)
Ferguson PLC	Morgan Stanley & Co. International PLC	37,300	10/26/21	GBP	108.72	GBP	3,855	(11,605)
TELUS Corp.	Citibank N.A.	131,000	10/27/21	CAD	28.89	CAD	3,647	(11,838)
Air Liquide SA	Morgan Stanley & Co. International PLC	13,900	10/29/21	EUR	152.98	EUR	1,926	(2,242)
Amadeus IT Group SA	Goldman Sachs International	39,000	10/29/21	EUR	53.42	EUR	2,218	(190,713)
China Feihe Ltd.	JPMorgan Chase Bank N.A.	1,076,000	10/29/21	HKD	14.32	HKD	14,139	(53,171)
EDP - Energias de Portugal SA	UBS AG	385,500	10/29/21	EUR	4.85	EUR	1,748	(12,423)
Enn Energy Holdings Ltd.	JPMorgan Chase Bank N.A.	89,800	10/29/21	HKD	160.98	HKD	11,530	(3,883)
Essilorluxottica SA	Goldman Sachs International	19,300	10/29/21	EUR	175.47	EUR	3,194	(29,761)
Novo Nordisk A/S, Class B	Goldman Sachs International	13,500	10/29/21	DKK	646.32	DKK	8,389	(16,500)
Sanofi	UBS AG	87,500	10/29/21	EUR	84.38	EUR	7,270	(135,230)
Unilever PLC	Credit Suisse International	43,700	10/29/21	GBP	40.76	GBP	1,750	(36,952)
Astrazeneca PLC	Morgan Stanley & Co. International PLC	112,900	11/02/21	GBP	84.06	GBP	10,114	(952,030)
BAE Systems PLC	UBS AG	355,000	11/02/21	GBP	5.54	GBP	2,006	(36,649)
Bankinter SA	Credit Suisse International	540,000	11/02/21	EUR	5.07	EUR	2,737	(99,218)
RELX PLC	Morgan Stanley & Co. International PLC	125,000	11/02/21	EUR	26.60	EUR	3,125	(17,199)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	74,000	11/02/21	SGD	26.09	SGD	1,913	(16,980)
TELUS Corp.	Goldman Sachs International	119,800	11/03/21	CAD	29.00	CAD	3,335	(15,570)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	1,030,000	11/03/21	MXN	73.78	MXN	72,234	(19,652)
TELUS Corp.	Goldman Sachs International	126,800	11/05/21	CAD	28.25	CAD	3,530	(32,135)
Otis Worldwide Corp.	Citibank N.A.	65,000	11/08/21	USD	90.75	USD	5,348	(23,988)
Diageo PLC	UBS AG	142,600	11/10/21	GBP	35.59	GBP	5,142	(201,926)
EDP - Energias de Portugal SA	Credit Suisse International	385,500	11/10/21	EUR	4.75	EUR	1,748	(29,244)
Prudential PLC	Goldman Sachs International	170,100	11/10/21	GBP	14.64	GBP	2,475	(86,776)
Amadeus IT Group SA	UBS AG	71,600	11/11/21	EUR	59.16	EUR	4,073	(127,890)
EDP - Energias de Portugal SA	UBS AG	1,175,000	11/11/21	EUR	4.64	EUR	5,329	(141,686)
Essilorluxottica SA	UBS AG	37,700	11/11/21	EUR	169.86	EUR	6,239	(163,770)
Reckitt Benckiser Group PLC	UBS AG	2,400	11/11/21	GBP	59.47	GBP	140	(3,601)
RELX PLC	Morgan Stanley & Co. International PLC	70,700	11/11/21	EUR	25.59	EUR	1,768	(30,916)
Sanofi	UBS AG	40,300	11/11/21	EUR	84.87	EUR	3,348	(61,452)
Taylor Wimpey PLC	UBS AG	1,115,400	11/11/21	GBP	1.59	GBP	1,738	(33,815)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	233,600	11/11/21	SGD	26.34	SGD	6,039	(44,869)

								$(3,733,379)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$9,654,946	$—	$9,654,946
Canada	31,051,359	—	—	31,051,359
China	—	29,518,024	—	29,518,024
Denmark	—	30,865,170	—	30,865,170
France	—	118,984,258	—	118,984,258
India	—	21,267,168	889,499	22,156,667
Mexico	15,445,217	—	—	15,445,217
Portugal	22,717,545	—	—	22,717,545
Singapore	—	30,106,992	—	30,106,992
Spain	—	36,228,629	—	36,228,629
Taiwan	—	32,532,917	—	32,532,917
United Kingdom	—	235,808,454	—	235,808,454
United States	64,263,325	—	—	64,263,325
Short-Term Securities
Money Market Funds	3,277,115	—	—	3,277,115

	$136,754,561	$544,966,558	$889,499	$682,610,618

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(350,383)	$(3,905,558)	$—	$(4,255,941)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	4